FEDERATED SHORT-INTERMEDIATE DURATION MUNICIPAL TRUST

Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

August 30, 2010

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

RE:         FEDERATED SHORT-INTERMEDIATE DURATION MUNICIPAL TRUST (the “Trust”)
Class A Shares
Institutional Shares
Institutional Service Shares
1933 Act File No. 2-72277
1940 Act File No. 811-3181

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated August 31, 2010, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Trust.  This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 50 on August 27, 2010.

If you have any questions regarding this certification, please contact me at (412) 288-7420.

Very truly yours,

/s/ George F. Magera
George F. Magera
Assistant Secretary

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